NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
268,492 shares (cost $2,656,326)	$3,471,608
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,053,941 shares (cost $14,773,929)	16,304,461
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,168,021 shares (cost $17,683,970)	20,814,128
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
914,000 shares (cost $9,613,585)	9,533,018
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,089,369 shares (cost $31,855,692)	41,273,973
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,031,462 shares (cost $42,030,698)	55,916,374
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,656,469 shares (cost $17,614,322)	19,711,981
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2,100,459 shares (cost $22,204,562)	22,306,875
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
521,778 shares (cost $5,524,883)	5,520,412
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
435,735 shares (cost $2,362,356)	2,305,734
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
3,051,410 shares (cost $16,187,434)	16,089,477
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
13,067,785 shares (cost $70,443,638)	70,482,406
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,471,561 shares (cost $115,809,937)	124,676,367
Variable Insurance Portfolios - Balanced (WRBP)
3,676,481 shares (cost $34,076,477)	37,479,513
Variable Insurance Portfolios - Bond (WRBDP)
8,287,730 shares (cost $46,210,171)	44,269,738
Variable Insurance Portfolios - Core Equity (WRCEP)
4,796,965 shares (cost $58,117,642)	68,002,733
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
4,013,129 shares (cost $29,167,756)	36,303,972
Variable Insurance Portfolios - Energy (WRENG)
1,591,887 shares (cost $9,611,629)	10,359,841
Variable Insurance Portfolios - Global Bond (WRGBP)
1,088,427 shares (cost $5,593,970)	5,494,817
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,306,763 shares (cost $15,530,615)	15,623,463
Variable Insurance Portfolios - Growth (WRGP)
4,575,850 shares (cost $47,672,660)	55,289,542
Variable Insurance Portfolios - High Income (WRHIP)
13,106,984 shares (cost $46,315,739)	50,469,754
Variable Insurance Portfolios - International Growth (WRIP)
1,788,612 shares (cost $14,567,138)	15,820,095
Variable Insurance Portfolios - International Core Equity (WRI2P)
872,120 shares (cost $13,646,647)	15,695,716
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
976,918 shares (cost $4,833,789)	4,787,973
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
373,960 shares (cost $8,294,861)	9,995,685

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2,876,619 shares (cost $22,159,355)	$31,195,496
Variable Insurance Portfolios - Money Market (WRMMP)
25,227,210 shares (cost $25,227,210)	25,227,210
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
11,126,830 shares (cost $50,943,044)	63,753,398
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
14,570,815 shares (cost $76,814,844)	80,719,399
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
112,127,500 shares (cost $561,590,890)	658,278,124
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
125,442,098 shares (cost $635,384,662)	769,687,625
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
34,947,712 shares (cost $181,007,299)	202,850,500
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,495,300 shares (cost $9,538,109)	14,332,746
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,158,706 shares (cost $38,137,392)	54,017,734
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,559,344 shares (cost $15,506,208)	18,949,926
Variable Insurance Portfolios - Small Cap Value (WRSCV)
533,848 shares (cost $7,870,192)	9,598,634
Variable Insurance Portfolios - Value (WRVP)
3,870,483 shares (cost $23,854,878)	28,590,481

Total Investments	$2,735,200,929

Other Accounts Receivable	$3,623
Accounts Receivable-Variable Insurance Portfolios - Money Market (WRMMP)	269,003

Accounts Payable-Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	(271,594)

$2,735,201,961

Contract Owners’ Equity:
Accumulation units	2,728,889,346
Contracts in payout (annuitization) period (note 1f)	6,312,615

Total Contract Owners’ Equity (note 5)	$2,735,201,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$	29,542,054	58,588	268,321	351,092	176,037	712,506	951,357	350,990
Mortality and expense risk charges (note 2)		(37,925,405)	(69,938)	(221,408)	(261,620)	(124,916)	(602,823)	(795,490)	(262,843)

Net investment income (loss)		(8,383,351)	(11,350)	46,913	89,472	51,121	109,683	155,867	88,147

Realized gain (loss) on investments		40,475,254	17,304	264,911	370,918	67,556	551,284	567,582	531,112
Change in unrealized gain (loss) on investments		(153,462,507)	125,999	85,148	21,017	(193,807)	904,255	1,277,294	(388,504)

Net gain (loss) on investments		(112,987,253)	143,303	350,059	391,935	(126,251)	1,455,539	1,844,876	142,608

Reinvested capital gains		190,857,077	-	56,875	275,733	302,975	-	-	365,936

Net increase (decrease) in contract owners’ equity resulting from operations	$	69,486,473	131,953	453,847	757,140	227,845	1,565,222	2,000,743	596,691

Investment Activity:		IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$	263,760	75,015	28,465	98,224	401,852	704,704	350,232	1,723,237
Mortality and expense risk charges (note 2)		(188,039)	(45,659)	(23,105)	(139,640)	(553,228)	(2,212,305)	(572,232)	(680,109)

Net investment income (loss)		75,721	29,356	5,360	(41,416)	(151,376)	(1,507,601)	(222,000)	1,043,128

Realized gain (loss) on investments		14,939	4,493	3,247	7,926	37,766	4,400,881	668,967	103,429
Change in unrealized gain (loss) on investments		(126,040)	(36,519)	(76,066)	(231,430)	(423,166)	(31,396,603)	(1,434,398)	(1,239,698)

Net gain (loss) on investments		(111,101)	(32,026)	(72,819)	(223,504)	(385,400)	(26,995,722)	(765,431)	(1,136,269)

Reinvested capital gains		52,515	11,081	98,271	460,879	1,683,199	18,679,170	3,148,234	1,362,710

Net increase (decrease) in contract owners’ equity resulting from operations	$	17,135	8,411	30,812	195,959	1,146,423	(9,824,153)	2,160,803	1,269,569

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$	334,286	429,878	-	128,041	-	227,087	2,525,207	357,414
Mortality and expense risk charges (note 2)		(1,056,632)	(578,416)	(174,499)	(78,990)	(284,650)	(872,975)	(792,892)	(245,836)

Net investment income (loss)		(722,346)	(148,538)	(174,499)	49,051	(284,650)	(645,888)	1,732,315	111,578

Realized gain (loss) on investments		896,930	1,219,275	467,919	11,603	(2,009,302)	2,332,295	1,802,386	(390,409)
Change in unrealized gain (loss) on investments		(4,351,346)	(1,082,782)	(2,182,878)	(153,908)	(257,115)	(6,472,897)	(3,780,248)	(1,258,090)

Net gain (loss) on investments		(3,454,416)	136,493	(1,714,959)	(142,305)	(2,266,417)	(4,140,602)	(1,977,862)	(1,648,499)

Reinvested capital gains		9,417,980	2,883,865	358,517	-	-	10,092,739	380,969	1,457,477

Net increase (decrease) in contract owners’ equity resulting from operations	$	5,241,218	2,871,820	(1,530,941)	(93,254)	(2,551,067)	5,306,249	135,422	(79,444)

Investment Activity:		WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$	404,971	24,770	-	-	4,674	559,485	847,967	6,789,885
Mortality and expense risk charges (note 2)		(239,484)	(66,497)	(146,604)	(512,812)	(322,553)	(915,634)	(1,130,161)	(8,841,035)

Net investment income (loss)		165,487	(41,727)	(146,604)	(512,812)	(317,879)	(356,149)	(282,194)	(2,051,150)

Realized gain (loss) on investments		(237,018)	(32,964)	530,982	1,774,055	-	1,029,207	904,790	8,760,391
Change in unrealized gain (loss) on investments		(1,189,175)	42,891	(2,012,961)	(1,388,991)	-	(3,252,660)	(3,835,583)	(35,003,612)

Net gain (loss) on investments		(1,426,193)	9,927	(1,481,979)	385,064	-	(2,223,453)	(2,930,793)	(26,243,221)

Reinvested capital gains		1,257,941	5,771	1,276,715	2,014,109	-	4,784,260	4,807,425	46,488,643

Net increase (decrease) in contract owners’ equity resulting from operations	$	(2,765)	(26,029)	(351,868)	1,886,361	(317,879)	2,204,658	1,594,438	18,194,272

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$	7,926,245	2,014,890	129,780	-	-	8,789	314,305
Mortality and expense risk charges (note 2)		(10,213,883)	(2,830,027)	(189,790)	(795,290)	(282,476)	(145,792)	(455,122)

Net investment income (loss)		(2,287,638)	(815,137)	(60,010)	(795,290)	(282,476)	(137,003)	(140,817)

Realized gain (loss) on investments		8,542,555	4,811,032	354,174	963,270	302,179	406,078	423,511
Change in unrealized gain (loss) on investments		(35,261,475)	(12,101,223)	2,162,171	(3,744,261)	(2,285,495)	(1,267,934)	(1,652,417)

Net gain (loss) on investments		(26,718,920)	(7,290,191)	2,516,345	(2,780,991)	(1,983,316)	(861,856)	(1,228,906)

Reinvested capital gains		53,336,037	13,053,273	742,477	4,318,147	2,270,075	1,510,663	3,902,416

Net increase (decrease) in contract owners’ equity resulting from operations	$	24,329,479	4,947,945	3,198,812	741,866	4,283	511,804	2,532,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		GVIDA		NVDBL2		NVDCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8,383,351)	(3,905,798)	(11,350)	(8,555)	46,913	50,911	89,472	85,685
Realized gain (loss) on investments	40,475,254	20,452,816	17,304	(41,635)	264,911	140,075	370,918	169,362
Change in unrealized gain (loss) on investments	(153,462,507)	352,480,985	125,999	868,094	85,148	986,021	21,017	2,276,872
Reinvested capital gains	190,857,077	84,583,624	-	-	56,875	110,887	275,733	259,056

Net increase (decrease) in contract owners’ equity resulting from operations	69,486,473	453,611,627	131,953	817,904	453,847	1,287,894	757,140	2,790,975

Equity transactions:
Purchase payments received from contract owners (note 3)	170,979,945	159,328,327	100,001	204,741	2,399,560	3,786,875	248,084	740,683
Transfers between funds	-	-	227,233	66,219	311,573	208,734	1,007,606	1,660,109
Redemptions (note 3)	(164,687,078)	(140,418,743)	(1,083,080)	(203,585)	(774,747)	(408,549)	(262,141)	(341,657)
Annuity benefits	(366,546)	(292,237)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17,410,432)	(15,338,790)	(341)	(440)	(123,630)	(82,256)	(203,799)	(178,157)
Contingent deferred sales charges (note 2)	(1,143,006)	(1,278,090)	(33,919)	(24)	(15,203)	(739)	(9,527)	(15,100)
Adjustments to maintain reserves	(60,663)	(1,739)	(32)	(23)	(17)	(80)	(26)	(49)

Net equity transactions	(12,687,780)	1,998,728	(790,138)	66,888	1,797,536	3,503,985	780,197	1,865,829

Net change in contract owners’ equity	56,798,693	455,610,355	(658,185)	884,792	2,251,383	4,791,879	1,537,337	4,656,804
Contract owners’ equity beginning of period	2,678,403,268	2,222,792,913	4,129,773	3,244,981	14,053,051	9,261,172	19,276,759	14,619,955

Contract owners’ equity end of period	$2,735,201,961	2,678,403,268	3,471,588	4,129,773	16,304,434	14,053,051	20,814,096	19,276,759

CHANGES IN UNITS:
Beginning units	185,691,522	183,834,020	359,927	353,358	939,574	692,844	1,128,716	1,009,066
Units purchased	24,907,334	25,024,020	26,791	34,720	229,781	311,327	122,330	165,019
Units redeemed	(22,866,251)	(23,166,518)	(94,500)	(28,151)	(110,967)	(64,597)	(77,318)	(45,369)

Ending units	187,732,605	185,691,522	292,218	359,927	1,058,388	939,574	1,173,728	1,128,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GVIDC		GVIDM		GVDMA		GVDMC
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	51,121	44,347	109,683	101,381	155,867	147,606	88,147	54,635
Realized gain (loss) on investments		67,556	145,785	551,284	91,457	567,582	(290,315)	531,112	174,699
Change in unrealized gain (loss) on investments		(193,807)	(50,824)	904,255	5,524,781	1,277,294	10,618,215	(388,504)	994,721
Reinvested capital gains		302,975	129,973	-	-	-	-	365,936	217,231

Net increase (decrease) in contract owners’ equity resulting from operations		227,845	269,281	1,565,222	5,717,619	2,000,743	10,475,506	596,691	1,441,286

Equity transactions:
Purchase payments received from contract owners (note 3)		1,672,844	1,473,421	222,003	278,115	372,540	439,987	2,031,231	1,866,153
Transfers between funds		(519,767)	3,823	(1,173,039)	213,290	(1,985,181)	(1,030,767)	880,446	(510,522)
Redemptions (note 3)		(617,219)	(208,737)	(1,938,807)	(1,870,193)	(2,852,808)	(3,051,828)	(1,225,071)	(997,140)
Annuity benefits		-	-	(5,689)	(6,502)	(5,695)	(6,372)	-	-
Contract maintenance charges (note 2)		(75,662)	(63,061)	(293,898)	(286,300)	(377,431)	(387,002)	(123,824)	(107,022)
Contingent deferred sales charges (note 2)		(10,674)	(1,592)	(27,045)	(32,423)	(17,777)	(40,067)	(15,833)	(19,766)
Adjustments to maintain reserves		(23)	(29)	(2)	357	(76)	(96)	(7)	(77)

Net equity transactions		449,499	1,203,825	(3,216,477)	(1,703,656)	(4,866,428)	(4,076,145)	1,546,942	231,626

Net change in contract owners’ equity		677,344	1,473,106	(1,651,255)	4,013,963	(2,865,685)	6,399,361	2,143,633	1,672,912
Contract owners’ equity beginning of period		8,855,649	7,382,543	42,925,187	38,911,224	58,781,999	52,382,638	17,568,334	15,895,422

Contract owners’ equity end of period	$	9,532,993	8,855,649	41,273,932	42,925,187	55,916,314	58,781,999	19,711,967	17,568,334

CHANGES IN UNITS:
Beginning units		765,318	660,619	3,562,899	3,713,283	4,893,842	5,261,702	1,468,914	1,450,762
Units purchased		196,037	281,351	337,964	188,331	190,338	42,789	331,041	275,782
Units redeemed		(157,469)	(176,652)	(607,457)	(338,715)	(597,375)	(410,649)	(202,071)	(257,630)

Ending units		803,886	765,318	3,293,406	3,562,899	4,486,805	4,893,842	1,597,884	1,468,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		IDPG2		IDPGI2		WRPMAV		WRPMCV
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	75,721	60,517	29,356	14,393	5,360	(1,529)	(41,416)	(10,170)
Realized gain (loss) on investments		14,939	2,465	4,493	308	3,247	79	7,926	2,689
Change in unrealized gain (loss) on investments		(126,040)	228,352	(36,519)	32,048	(76,066)	19,445	(231,430)	133,473
Reinvested capital gains		52,515	6,138	11,081	3,715	98,271	520	460,879	2,051

Net increase (decrease) in contract owners’ equity resulting from operations		17,135	297,472	8,411	50,464	30,812	18,515	195,959	128,043

Equity transactions:
Purchase payments received from contract owners (note 3)		15,964,202	5,406,320	4,336,217	1,146,764	1,535,872	592,774	11,347,102	4,020,009
Transfers between funds		653,403	94,422	2,545	195	127,814	-	362,386	122,567
Redemptions (note 3)		(44,171)	(1,766)	(9,167)	(836)	-	-	(25,905)	(11,146)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(80,133)	-	(14,175)	-	(50)	-	(49,534)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		5	(22)	(16)	(9)	(4)	(11)	(30)	13

Net equity transactions		16,493,306	5,498,954	4,315,404	1,146,114	1,663,632	592,763	11,634,019	4,131,443

Net change in contract owners’ equity		16,510,441	5,796,426	4,323,815	1,196,578	1,694,444	611,278	11,829,978	4,259,486
Contract owners’ equity beginning of period		5,796,426	-	1,196,578	-	611,278	-	4,259,486	-

Contract owners’ equity end of period	$	22,306,867	5,796,426	5,520,393	1,196,578	2,305,722	611,278	16,089,464	4,259,486

CHANGES IN UNITS:
Beginning units		539,397	-	112,297	-	56,681	-	402,305	-
Units purchased		1,571,851	539,568	406,195	112,378	152,711	56,681	1,099,109	403,372
Units redeemed		(42,748)	(171)	(5,425)	(81)	(279)	-	(7,173)	(1,067)

Ending units		2,068,500	539,397	513,067	112,297	209,113	56,681	1,494,241	402,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		WRPMMV		WRASP		WRBP		WRBDP
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	(151,376)	(29,497)	(1,507,601)	(427,657)	(222,000)	(49,793)	1,043,128	1,096,402
Realized gain (loss) on investments		37,766	7,145	4,400,881	3,889,641	668,967	548,453	103,429	648,928
Change in unrealized gain (loss) on investments		(423,166)	461,933	(31,396,603)	27,197,320	(1,434,398)	3,323,810	(1,239,698)	(4,629,569)
Reinvested capital gains		1,683,199	5,568	18,679,170	-	3,148,234	2,744,346	1,362,710	900,620

Net increase (decrease) in contract owners’ equity resulting from operations		1,146,423	445,149	(9,824,153)	30,659,304	2,160,803	6,566,816	1,269,569	(1,983,619)

Equity transactions:
Purchase payments received from contract owners (note 3)		52,940,100	14,684,479	5,082,425	6,076,871	1,777,489	1,885,213	1,516,388	1,477,100
Transfers between funds		1,177,783	440,580	(8,447,833)	(5,781,808)	1,148,361	1,732,888	170,286	(4,895,191)
Redemptions (note 3)		(139,284)	(1,884)	(17,362,928)	(16,182,364)	(4,418,265)	(3,523,504)	(5,344,642)	(6,688,692)
Annuity benefits		-	-	(60,002)	(54,001)	(13,331)	(14,872)	(29,669)	(29,643)
Contract maintenance charges (note 2)		(205,490)	-	(17,326)	(21,680)	(3,687)	(3,783)	(4,718)	(5,936)
Contingent deferred sales charges (note 2)		(5,441)	-	(59,652)	(91,459)	(11,831)	(16,524)	(19,291)	(38,928)
Adjustments to maintain reserves		(39)	(12)	(25,352)	54	(22)	806	(41)	(785)

Net equity transactions		53,767,629	15,123,163	(20,890,668)	(16,054,387)	(1,521,286)	60,224	(3,711,687)	(10,182,075)

Net change in contract owners’ equity		54,914,052	15,568,312	(30,714,821)	14,604,917	639,517	6,627,040	(2,442,118)	(12,165,694)
Contract owners’ equity beginning of period		15,568,312	-	155,391,751	140,786,834	36,839,929	30,212,889	46,711,797	58,877,492

Contract owners’ equity end of period	$	70,482,364	15,568,312	124,676,930	155,391,751	37,479,446	36,839,929	44,269,679	46,711,797

CHANGES IN UNITS:
Beginning units		1,453,290	-	5,377,334	6,015,892	1,983,954	1,982,498	3,687,661	4,488,230
Units purchased		5,042,452	1,453,555	514,545	594,088	370,286	344,270	474,296	554,757
Units redeemed		(67,586)	(265)	(1,285,822)	(1,232,646)	(455,035)	(342,814)	(764,540)	(1,355,326)

Ending units		6,428,156	1,453,290	4,606,057	5,377,334	1,899,205	1,983,954	3,397,417	3,687,661

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(722,346)	(633,280)	(148,538)	(1,510)	(174,499)	(140,105)	49,051	(46,729)
Realized gain (loss) on investments	896,930	846,039	1,219,275	951,828	467,919	(141,801)	11,603	20,137
Change in unrealized gain (loss) on investments	(4,351,346)	11,492,752	(1,082,782)	7,036,418	(2,182,878)	2,385,446	(153,908)	45,945
Reinvested capital gains	9,417,980	4,820,300	2,883,865	777,411	358,517	32,941	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,241,218	16,525,811	2,871,820	8,764,147	(1,530,941)	2,136,481	(93,254)	19,353

Equity transactions:
Purchase payments received from contract owners (note 3)	5,040,213	3,890,982	1,098,636	901,178	1,495,362	547,614	467,258	1,028,689
Transfers between funds	(1,558,821)	749,723	(1,270,044)	(1,324,627)	835,268	(77,605)	1,166,474	1,217,966
Redemptions (note 3)	(7,928,073)	(7,009,981)	(4,433,548)	(4,134,537)	(827,376)	(457,914)	(357,873)	(270,218)
Annuity benefits	(24,665)	(19,039)	(12,866)	(9,453)	(2,235)	(2,046)	-	-
Contract maintenance charges (note 2)	(5,687)	(5,991)	(4,205)	(4,845)	(970)	(1,131)	(159)	(100)
Contingent deferred sales charges (note 2)	(25,323)	(32,073)	(15,164)	(20,588)	(5,507)	(5,702)	(2,910)	(357)
Adjustments to maintain reserves	186	711	(10,859)	(93)	(25)	(72)	(45)	(37)

Net equity transactions	(4,502,170)	(2,425,668)	(4,648,050)	(4,592,965)	1,494,517	3,144	1,272,745	1,975,943

Net change in contract owners’ equity	739,048	14,100,143	(1,776,230)	4,171,182	(36,424)	2,139,625	1,179,491	1,995,296
Contract owners’ equity beginning of period	67,263,575	53,163,432	38,079,886	33,908,704	10,396,223	8,256,598	4,315,292	2,319,996

Contract owners’ equity end of period	$68,002,623	67,263,575	36,303,656	38,079,886	10,359,799	10,396,223	5,494,783	4,315,292

CHANGES IN UNITS:
Beginning units	3,081,130	3,208,634	2,168,321	2,469,034	758,186	757,564	416,943	224,617
Units purchased	490,807	522,005	194,950	224,867	258,414	114,255	204,663	277,775
Units redeemed	(699,212)	(649,509)	(457,663)	(525,580)	(155,579)	(113,633)	(83,931)	(85,449)

Ending units	2,872,725	3,081,130	1,905,608	2,168,321	861,021	758,186	537,675	416,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		WRGNR		WRGP		WRHIP		WRIP
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	(284,650)	(287,926)	(645,888)	(620,594)	1,732,315	1,581,338	111,578	(87,676)
Realized gain (loss) on investments		(2,009,302)	(2,493,902)	2,332,295	2,469,439	1,802,386	1,137,628	(390,409)	(380,715)
Change in unrealized gain (loss) on investments		(257,115)	3,954,959	(6,472,897)	9,807,953	(3,780,248)	1,331,318	(1,258,090)	2,747,126
Reinvested capital gains		-	-	10,092,739	4,106,077	380,969	-	1,457,477	309,069

Net increase (decrease) in contract owners’ equity resulting from operations		(2,551,067)	1,173,131	5,306,249	15,762,875	135,422	4,050,284	(79,444)	2,587,804

Equity transactions:
Purchase payments received from contract owners (note 3)		591,336	722,579	2,800,496	2,677,688	4,768,256	3,628,886	869,293	891,725
Transfers between funds		(72,896)	(788,849)	(2,294,501)	(2,978,643)	424,838	1,262,456	(491,500)	295,308
Redemptions (note 3)		(1,801,941)	(1,392,447)	(7,878,030)	(7,568,852)	(4,232,559)	(5,626,430)	(1,502,728)	(2,013,550)
Annuity benefits		(4,263)	(4,588)	(33,179)	(30,015)	(34,660)	(33,237)	(8,253)	(7,473)
Contract maintenance charges (note 2)		(2,518)	(3,109)	(6,167)	(6,975)	(4,153)	(5,045)	(1,891)	(2,624)
Contingent deferred sales charges (note 2)		(12,221)	(10,091)	(15,026)	(24,470)	(16,396)	(31,432)	(5,765)	(6,870)
Adjustments to maintain reserves		(212)	(831)	(91)	(1,877)	(75)	39	33	(915)

Net equity transactions		(1,302,715)	(1,477,336)	(7,426,498)	(7,933,144)	905,251	(804,763)	(1,140,811)	(844,399)

Net change in contract owners’ equity		(3,853,782)	(304,205)	(2,120,249)	7,829,731	1,040,673	3,245,521	(1,220,255)	1,743,405
Contract owners’ equity beginning of period		19,477,175	19,781,379	57,409,673	49,579,942	49,429,017	46,183,496	17,040,269	15,296,864

Contract owners’ equity end of period	$	15,623,393	19,477,175	55,289,424	57,409,673	50,469,690	49,429,017	15,820,014	17,040,269

CHANGES IN UNITS:
Beginning units		1,464,541	1,579,702	3,084,493	3,594,195	2,383,790	2,418,971	923,990	971,481
Units purchased		157,235	165,331	407,968	380,541	483,418	482,055	85,721	129,044
Units redeemed		(251,373)	(280,492)	(812,714)	(890,243)	(434,008)	(517,236)	(146,630)	(176,535)

Ending units		1,370,403	1,464,541	2,679,747	3,084,493	2,433,200	2,383,790	863,081	923,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		WRI2P		WRLTBP		WRMIC		WRMCG
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	165,487	21,104	(41,727)	(52,700)	(146,604)	(118,983)	(512,812)	(502,937)
Realized gain (loss) on investments		(237,018)	(767,829)	(32,964)	(25,379)	530,982	192,944	1,774,055	1,406,550
Change in unrealized gain (loss) on investments		(1,189,175)	3,768,560	42,891	3,595	(2,012,961)	3,096,517	(1,388,991)	5,632,133
Reinvested capital gains		1,257,941	-	5,771	3,495	1,276,715	321,022	2,014,109	1,018,298

Net increase (decrease) in contract owners’ equity resulting from operations		(2,765)	3,021,835	(26,029)	(70,989)	(351,868)	3,491,500	1,886,361	7,554,044

Equity transactions:
Purchase payments received from contract owners (note 3)		759,226	1,114,325	402,596	658,887	958,645	1,096,990	1,787,696	1,268,172
Transfers between funds		623,162	(1,989)	617,278	950,470	(70,016)	293,347	(1,027,027)	(505,560)
Redemptions (note 3)		(1,595,276)	(1,517,871)	(308,003)	(298,665)	(663,056)	(673,359)	(4,563,224)	(3,040,030)
Annuity benefits		(4,075)	(3,329)	(1,077)	(1,142)	(1,898)	(1,082)	(5,369)	(1,639)
Contract maintenance charges (note 2)		(1,107)	(1,517)	(201)	(211)	(856)	(948)	(2,475)	(2,722)
Contingent deferred sales charges (note 2)		(8,433)	(8,042)	(1,208)	(405)	(2,214)	(2,745)	(15,622)	(27,233)
Adjustments to maintain reserves		(8,950)	995	(15)	(60)	(159)	1,640	(201)	194

Net equity transactions		(235,453)	(417,428)	709,370	1,308,874	220,446	713,843	(3,826,222)	(2,308,818)

Net change in contract owners’ equity		(238,218)	2,604,407	683,341	1,237,885	(131,422)	4,205,343	(1,939,861)	5,245,226
Contract owners’ equity beginning of period		15,934,178	13,329,771	4,104,611	2,866,726	10,127,052	5,921,710	33,135,197	27,889,970

Contract owners’ equity end of period	$	15,695,960	15,934,178	4,787,952	4,104,611	9,995,630	10,127,052	31,195,336	33,135,197

CHANGES IN UNITS:
Beginning units		899,787	926,244	405,057	276,691	453,346	411,526	1,506,303	1,627,281
Units purchased		127,519	159,651	158,811	220,545	89,564	121,824	208,357	239,869
Units redeemed		(138,936)	(186,108)	(88,356)	(92,179)	(77,829)	(80,004)	(384,011)	(360,847)

Ending units		888,370	899,787	475,512	405,057	465,081	453,346	1,330,649	1,506,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRPAP		WRPCP		WRPMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(317,879)	(303,096)	(356,149)	(71,170)	(282,194)	(38,845)	(2,051,150)	(1,239,040)
Realized gain (loss) on investments	-	-	1,029,207	263,591	904,790	1,542,063	8,760,391	2,660,005
Change in unrealized gain (loss) on investments	-	-	(3,252,660)	9,994,087	(3,835,583)	4,524,693	(35,003,612)	81,057,526
Reinvested capital gains	-	-	4,784,260	3,626,993	4,807,425	2,928,839	46,488,643	21,450,296

Net increase (decrease) in contract owners’ equity resulting from operations	(317,879)	(303,096)	2,204,658	13,813,501	1,594,438	8,956,750	18,194,272	103,928,787

Equity transactions:
Purchase payments received from contract owners (note 3)	17,381,568	18,488,335	1,874,602	1,207,839	3,133,722	5,318,119	8,172,907	32,857,981
Transfers between funds	5,447,452	(1,028,616)	(3,540,866)	(1,139,538)	3,401,366	(418,416)	8,272,594	14,715,736
Redemptions (note 3)	(21,212,764)	(17,458,491)	(2,886,266)	(3,712,175)	(5,953,573)	(2,720,300)	(22,467,105)	(17,533,419)
Annuity benefits	(66,886)	(25,227)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,594)	(5,710)	(353,411)	(343,533)	(601,022)	(496,806)	(5,804,259)	(5,152,546)
Contingent deferred sales charges (note 2)	(16,943)	(39,778)	(10,928)	(55,721)	(79,941)	(36,698)	(302,072)	(325,882)
Adjustments to maintain reserves	(268,935)	39	(55)	(99)	(60)	(136)	271,814	(292)

Net equity transactions	1,257,898	(69,448)	(4,916,924)	(4,043,227)	(99,508)	1,645,763	(11,856,121)	24,561,578

Net change in contract owners’ equity	940,019	(372,544)	(2,712,266)	9,770,274	1,494,930	10,602,513	6,338,151	128,490,365
Contract owners’ equity beginning of period	24,018,188	24,390,732	66,465,597	56,695,323	79,224,413	68,621,900	652,211,567	523,721,202

Contract owners’ equity end of period	$24,958,207	24,018,188	63,753,331	66,465,597	80,719,343	79,224,413	658,549,718	652,211,567

CHANGES IN UNITS:
Beginning units	2,358,014	2,368,344	4,859,884	5,198,221	6,330,533	6,201,513	50,130,007	47,968,505
Units purchased	5,550,533	5,193,557	156,782	146,626	809,149	1,120,594	1,937,191	4,961,645
Units redeemed	(5,407,803)	(5,203,887)	(505,040)	(484,963)	(826,651)	(991,574)	(2,848,680)	(2,800,143)

Ending units	2,500,744	2,358,014	4,511,626	4,859,884	6,313,031	6,330,533	49,218,518	50,130,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,287,638)	(1,103,375)	(815,137)	(185,589)	(60,010)	(40,274)	(795,290)	(638,588)
Realized gain (loss) on investments	8,542,555	2,898,252	4,811,032	2,797,843	354,174	77,525	963,270	473,869
Change in unrealized gain (loss) on investments	(35,261,475)	108,825,415	(12,101,223)	18,331,272	2,162,171	(66,247)	(3,744,261)	16,466,543
Reinvested capital gains	53,336,037	29,782,498	13,053,273	7,257,330	742,477	-	4,318,147	2,491,854

Net increase (decrease) in contract owners’ equity resulting from operations	24,329,479	140,402,790	4,947,945	28,200,856	3,198,812	(28,996)	741,866	18,793,678

Equity transactions:
Purchase payments received from contract owners (note 3)	7,221,567	12,841,089	1,390,783	17,918,101	898,747	713,689	5,414,451	3,680,572
Transfers between funds	(4,885,490)	(370,675)	1,583,874	(3,076,155)	182,286	132,359	(1,009,005)	(154,615)
Redemptions (note 3)	(17,284,607)	(12,806,152)	(9,707,260)	(7,133,293)	(1,172,433)	(1,001,695)	(4,716,801)	(3,558,677)
Annuity benefits	(4,179)	-	-	-	(2,436)	(2,268)	(19,810)	(16,356)
Contract maintenance charges (note 2)	(7,326,829)	(6,706,133)	(1,702,898)	(1,449,044)	(1,257)	(1,438)	(5,100)	(5,526)
Contingent deferred sales charges (note 2)	(223,181)	(230,308)	(113,819)	(110,637)	(5,334)	(5,612)	(16,043)	(18,294)
Adjustments to maintain reserves	(8,150)	(60)	(32)	(200)	(100)	(67)	(18)	671

Net equity transactions	(22,510,869)	(7,272,239)	(8,549,352)	6,148,772	(100,527)	(165,032)	(352,326)	(72,225)

Net change in contract owners’ equity	1,818,610	133,130,551	(3,601,407)	34,349,628	3,098,285	(194,028)	389,540	18,721,453
Contract owners’ equity beginning of period	767,868,896	634,738,345	206,451,812	172,102,184	11,234,436	11,428,463	53,628,100	34,906,648

Contract owners’ equity end of period	$769,687,506	767,868,896	202,850,405	206,451,812	14,332,721	11,234,436	54,017,640	53,628,100

CHANGES IN UNITS:
Beginning units	56,229,706	56,787,403	15,930,806	15,423,228	671,367	680,509	1,717,644	1,716,486
Units purchased	917,985	1,743,546	755,892	2,435,190	127,545	116,435	268,994	297,535
Units redeemed	(2,562,784)	(2,301,243)	(1,410,204)	(1,927,612)	(130,244)	(125,577)	(271,590)	(296,377)

Ending units	54,584,907	56,229,706	15,276,494	15,930,806	668,668	671,367	1,715,048	1,717,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCP		WRSCV		WRVP
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(282,476)	(242,610)	(137,003)	(60,104)	(140,817)	(221,785)
Realized gain (loss) on investments	302,179	302,188	406,078	231,744	423,511	501,661
Change in unrealized gain (loss) on investments	(2,285,495)	5,552,640	(1,267,934)	1,814,839	(1,652,417)	6,692,803
Reinvested capital gains	2,270,075	-	1,510,663	587,691	3,902,416	689,405

Net increase (decrease) in contract owners’ equity resulting from operations	4,283	5,612,218	511,804	2,574,170	2,532,693	7,662,084

Equity transactions:
Purchase payments received from contract owners (note 3)	1,730,212	1,587,986	376,010	549,804	800,305	1,657,592
Transfers between funds	(331,742)	607,910	(484,224)	(344,732)	537,924	(339,794)
Redemptions (note 3)	(1,741,261)	(1,651,949)	(980,228)	(1,211,242)	(4,374,858)	(4,135,615)
Annuity benefits	(8,660)	(10,456)	(1,447)	(1,329)	(16,202)	(12,168)
Contract maintenance charges (note 2)	(1,826)	(2,063)	(1,117)	(1,396)	(3,032)	(3,740)
Contingent deferred sales charges (note 2)	(4,790)	(6,228)	(6,648)	(6,236)	(11,325)	(16,066)
Adjustments to maintain reserves	(73)	(1,156)	16	(76)	(8,975)	(94)

Net equity transactions	(358,140)	524,044	(1,097,638)	(1,015,207)	(3,076,163)	(2,849,885)

Net change in contract owners’ equity	(353,857)	6,136,262	(585,834)	1,558,963	(543,470)	4,812,199
Contract owners’ equity beginning of period	19,303,773	13,167,511	10,184,467	8,625,504	29,133,562	24,321,363

Contract owners’ equity end of period	$18,949,916	19,303,773	9,598,633	10,184,467	28,590,092	29,133,562

CHANGES IN UNITS:
Beginning units	1,017,289	975,111	545,239	607,458	1,623,037	1,813,048
Units purchased	156,254	231,534	42,035	86,932	251,820	294,676
Units redeemed	(168,055)	(189,356)	(100,123)	(149,151)	(429,070)	(484,687)

Ending units	1,005,488	1,017,289	487,151	545,239	1,445,787	1,623,037

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%(1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%(2)
4% Extra Value Credit Option	-	0.60%(3)
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%(4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Nationwide Lifetime Income Rider
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00%(5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Joint Option for the Nationwide Lifetime Income Rider
Allows surviving spouse to continue to receive the lifetime benefit associated with the Nationwide Lifetime Income Rider.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30%(6)
10% (not available in NY)	-	0.30%(7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%
Combination Enhanced	0.65%(1)
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	0.35%(8)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Additional Optional Riders
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50%(9)(10)(11)	1.50%(9)(10)(11)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40%(9)(11)(12)	0.40%(9)(11)(12)
Maximum Nationwide Lifetime Income Capture Option	1.5%(13)	1.5%(13)
Maximum Joint Option for the Nationwide Lifetime Income Capture Option	0.4%(14)	0.4%(14)
Maximum Nationwide Lifetime Income Track Option	1.5%(15)	1.5%(15)
Maximum Joint Option for the Nationwide Lifetime Income Track Option	0.4%(16)	0.4%(16)
Maximum Variable Account Charges*	4.30%(17)	3.45%(17)

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(1) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(2) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(3) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(4) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(5) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(6) For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(7) For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(8) In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(9) For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Withdrawal” later in this prospectus.

(10) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(11) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(12) The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(13) Currently, the charge associated with the Nationwide Lifetime Income Capture Option is equal to 1.20% of the Current Income Benefit Base.

(14) The Joint Option for the Nationwide Lifetime Income Capture Option may only be elected if and when the Nationwide Lifetime Income Capture Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture Option is 0.30% of the Current Income Benefit Base.

(15) Currently, the charge associated with the Nationwide Lifetime Income Track Option is equal to 0.80% of the Current Income Benefit Base.

(16) The Joint Option for the Nationwide Lifetime Income Track Option may only be elected if and when the Nationwide Lifetime Income Track Option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track Option is 0.15% of the Current Income Benefit Base.

(17) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$17,470,750	$6,014	$58,263	$160,596	$61,955	$273,901	$379,741	$114,994
1.3%	2,437,992	-	52,750	8,454	30,368	21,392	30,974	34,581
1.35%	1,260,430	-	11,949	8,440	3,801	41,001	79,164	18,395
1.4%	5,512,198	663	7,197	62,836	6,911	97,848	114,599	18,320
1.45%	531,395	-	4,929	401	2,294	556	-	2,916
1.5%	2,228,940	44	5,475	4,563	4,366	25,425	58,585	5,873
1.55%	1,203,521	-	13,344	3,667	6,450	7,057	3,019	9,615
1.6%	323,395	-	8,678	-	-	273	-	714
1.65%	1,288,566	-	4,726	2,580	2,851	13,073	12,370	17,723
1.7%	270,178	1,857	8,997	5,360	-	201	-	730
1.75%	749,087	-	-	-	2,557	14,184	6,654	345
1.8%	117,939	-	1,691	-	-	-	-	803
1.85%	1,543,143	12,527	11,619	-	2,864	35,674	44,307	12,496
1.9%	315,277	19,819	-	-	-	2,863	4,682	-
1.95%	261,823	2,310	599	-	-	5,804	9,651	-
2%	1,282,626	13,603	12,292	3,801	499	25,071	27,985	9,732
2.05%	104,556	-	3,898	-	-	-	-	20
2.1%	447,452	9,459	3,637	-	-	22,819	14,162	1,748
2.15%	245,970	1,781	2,079	922	-	5,961	6,726	8,893
2.2%	2,363	-	549	-	-	-	-	262
2.25%	145,201	1,238	-	-	-	4,211	-	3,228
2.35%	54,365	-	-	-	-	1,976	1,007	955
2.4%	67,316	-	8,736	-	-	-	-	-
2.45%	5,397	-	-	-	-	3,533	1,864	-
2.5%	45,478	-	-	-	-	-	-	500
2.6%	10,047	623	-	-	-	-	-	-

Totals	$37,925,405	$69,938	$221,408	$261,620	$124,916	$602,823	$795,490	$262,843

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$3,155	$-	$-	$86	$116	$376,035	$83,281	$126,750
1.3%	109,799	28,405	3,781	108,100	350,576	79,241	20,261	23,581
1.35%	18,409	2,012	-	13,530	32,879	43,060	7,485	14,524
1.4%	30,346	1,982	842	133	51,290	382,603	124,134	169,994
1.45%	15,541	3,232	2,011	10,303	59,585	30,152	14,264	6,913
1.5%	-	-	-	-	-	221,237	62,155	85,060
1.55%	1,030	911	995	2,121	25,360	139,744	38,832	49,415
1.6%	-	-	8,985	-	15,342	32,427	14,248	12,379
1.65%	389	9	-	24	5,531	168,784	37,064	41,584
1.7%	-	-	3,409	4,938	9,665	31,026	6,320	6,859
1.75%	-	-	-	-	-	104,605	30,542	42,774
1.8%	-	-	-	-	-	13,427	6,006	3,724
1.85%	-	-	-	-	-	231,740	43,102	41,291
1.9%	-	-	-	-	-	63,156	18,613	9,349
1.95%	2,811	1,043	457	405	2,884	30,208	8,362	4,477
2%	-	-	-	-	-	154,185	32,128	23,848
2.05%	-	43	2,625	-	-	7,671	3,726	1,144
2.1%	-	-	-	-	-	56,757	10,082	9,536
2.15%	-	1,475	-	-	-	21,956	6,694	3,320
2.2%	-	-	-	-	-	209	-	-
2.25%	-	-	-	-	-	4,732	2,004	684
2.35%	-	-	-	-	-	8,924	1,439	1,086
2.4%	6,559	6,547	-	-	-	3,543	1,337	274
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	4,109	153	1,256
2.6%	-	-	-	-	-	2,774	-	287

	$188,039	$45,659	$23,105	$139,640	$553,228	$2,212,305	$572,232	$680,109

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$162,946	$95,622	$42,002	$19,534	$58,873	$140,851	$115,757	$49,105
1.3%	33,399	19,569	6,941	2,195	15,326	32,961	33,104	16,669
1.35%	16,582	9,130	2,425	1,001	4,678	17,046	8,754	5,067
1.4%	178,035	110,316	31,340	9,112	69,870	136,375	178,604	57,392
1.45%	39,713	3,169	2,932	10,473	3,330	18,821	23,175	3,973
1.5%	118,253	70,757	17,395	6,525	38,998	96,204	109,965	37,804
1.55%	75,101	25,903	21,638	9,226	19,255	41,933	78,663	20,403
1.6%	18,952	2,057	1,252	4,213	3,480	24,517	12,699	5,241
1.65%	64,446	30,903	10,945	7,486	27,833	57,834	67,727	16,942
1.7%	23,643	3,641	4,218	4,043	4,341	5,565	26,189	6,372
1.75%	50,532	31,275	8,711	947	13,886	40,607	59,739	10,476
1.8%	11,916	3,781	4,474	2,266	2,120	3,612	5,895	1,745
1.85%	97,886	61,613	1,791	982	5,588	99,666	14,093	3,319
1.9%	26,364	20,200	704	-	3,228	33,885	4,468	460
1.95%	17,721	8,857	1,303	438	238	11,034	3,555	606
2%	69,594	45,161	4,282	153	5,318	64,810	13,396	2,679
2.05%	3,184	2,979	1,510	396	215	1,798	13,088	1,266
2.1%	28,170	21,839	2,565	-	5,468	27,164	8,599	2,352
2.15%	10,569	6,149	2,856	-	1,253	8,583	3,596	2,675
2.2%	262	209	-	-	-	-	-	-
2.25%	999	2,861	304	-	483	2,256	1,167	530
2.35%	2,362	1,407	19	-	253	3,299	6,988	513
2.4%	2,178	-	4,224	-	13	1,415	1,020	16
2.45%	-	-	-	-	-	-	-	-
2.5%	3,431	205	668	-	437	347	1,737	-
2.6%	394	813	-	-	166	2,392	914	231

	$1,056,632	$578,416	$174,499	$78,990	$284,650	$872,975	$792,892	$245,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$47,923	$10,137	$21,972	$80,421	$141,252	$483,110	$477,285	$5,226,366
1.3%	11,655	2,830	9,980	21,184	25,420	34,798	92,103	619,105
1.35%	3,132	2,690	3,427	9,907	20,058	69,985	50,034	337,890
1.4%	54,245	9,800	27,495	74,625	55,353	53,226	176,312	1,014,658
1.45%	5,409	4,157	5,307	4,979	1,478	7,469	4,520	128,980
1.5%	30,258	9,280	16,668	47,468	24,959	50,756	51,654	254,508
1.55%	24,614	9,954	12,644	33,387	6,000	17,307	43,453	137,914
1.6%	3,901	3,907	4,897	4,828	4,837	9,773	8,546	40,555
1.65%	15,954	5,915	16,648	24,101	9,254	32,677	50,848	150,553
1.7%	5,320	2,688	3,493	6,015	102	2,668	4,983	24,929
1.75%	10,514	1,782	5,102	18,652	6,445	2,742	5,169	98,263
1.8%	2,797	547	3,274	6,392	2,076	377	2,343	777
1.85%	8,538	591	1,717	77,154	7,908	54,037	62,690	292,396
1.9%	198	226	1,875	16,651	380	4,831	10,388	26,448
1.95%	1,155	9	444	9,009	386	12,271	18,483	49,664
2%	4,176	149	2,881	41,414	4,062	57,305	36,708	243,699
2.05%	1,789	157	1,195	2,953	35	270	-	25,824
2.1%	4,571	-	2,014	20,612	11,190	11,920	15,232	75,921
2.15%	3,213	1,678	465	2,509	-	6,433	8,531	31,521
2.2%	-	-	-	-	-	-	-	293
2.25%	-	-	25	1,599	800	702	-	48,895
2.35%	-	-	-	1,180	461	2,972	6,985	2,763
2.4%	122	-	4,284	4,678	-	5	-	1,125
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	797	2,160	97	-	3,894	7,988
2.6%	-	-	-	934	-	-	-	-

	$239,484	$66,497	$146,604	$512,812	$322,553	$915,634	$1,130,161	$8,841,035

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,844,597	$1,487,445	$42,874	$143,908	$40,728	$29,483	$63,672
1.3%	241,831	238,193	8,735	38,359	14,111	3,768	13,493
1.35%	257,961	109,785	4,365	13,691	5,269	2,938	9,966
1.4%	1,531,950	295,146	37,553	174,855	62,542	34,363	69,333
1.45%	12,522	38,287	5,148	27,071	13,035	1,953	12,397
1.5%	436,588	89,117	24,707	106,728	41,787	17,595	58,183
1.55%	98,496	73,559	20,389	70,358	25,717	13,201	22,846
1.6%	20,613	11,417	3,691	20,831	9,787	3,139	7,216
1.65%	169,911	78,404	12,473	68,424	21,387	14,405	26,788
1.7%	9,934	17,009	4,981	22,005	5,070	559	3,048
1.75%	75,862	12,735	8,552	40,864	14,501	6,686	23,384
1.8%	9,600	5,627	2,365	10,382	3,157	2,673	4,092
1.85%	130,628	106,316	1,989	10,763	5,674	8,179	54,005
1.9%	12,979	8,716	1,760	4,069	1,829	291	16,845
1.95%	16,362	23,723	257	6,253	1,036	216	9,792
2%	205,736	121,875	3,564	14,765	3,544	1,101	33,110
2.05%	11,825	8,580	276	3,485	2,144	336	2,124
2.1%	16,456	34,928	2,953	6,127	1,875	2,422	16,874
2.15%	43,751	35,679	2,221	4,726	2,985	2,464	4,306
2.2%	-	280	-	-	-	-	299
2.25%	61,485	2,782	657	1,436	815	-	1,308
2.35%	-	7,581	-	95	85	12	2,003
2.4%	1,839	10,643	275	4,828	3,625	8	22
2.45%	-	-	-	-	-	-	-
2.5%	2,957	12,200	-	1,044	1,482	-	16
2.6%	-	-	5	223	291	-	-

	$10,213,883	$2,830,027	$189,790	$795,290	$282,476	$145,792	$455,122

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $9,883,478 and $10,847,977, respectively, and total transfers from the Account to the fixed account were $7,058,697 and $8,756,120, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $159,792 and $154,852 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $93,190 and $132,738 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,735,200,929	$-	$-	$2,735,200,929

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )		$375,701	$1,177,166
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )		3,134,164	1,232,845
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )		2,590,785	1,445,367
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )		2,632,145	1,828,537
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )		2,158,542	5,264,949
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )		1,214,840	5,925,384
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )		4,128,207	2,127,197
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )		16,798,627	177,095
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )		4,427,872	72,019
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		1,836,869	69,604
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		12,155,921	102,412
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		55,751,017	451,537
Variable Insurance Portfolios - Asset Strategy ( WRASP )		20,795,910	24,515,492
Variable Insurance Portfolios - Balanced ( WRBP )		6,553,981	5,148,117
Variable Insurance Portfolios - Bond ( WRBDP )		5,503,792	6,810,275
Variable Insurance Portfolios - Core Equity ( WRCEP )		13,202,358	9,008,090
Variable Insurance Portfolios - Dividend Opportunities ( WRDIV )		4,324,113	6,236,587
Variable Insurance Portfolios - Energy ( WRENG )		3,197,398	1,518,871
Variable Insurance Portfolios - Global Bond ( WRGBP )		2,108,973	787,151
Variable Insurance Portfolios - Global Natural Resources ( WRGNR )		993,620	2,581,694
Variable Insurance Portfolios - Growth ( WRGP )		12,188,487	10,169,882
Variable Insurance Portfolios - High Income ( WRHIP )		8,634,622	5,615,962
Variable Insurance Portfolios - International Growth ( WRIP )		2,606,860	2,179,383
Variable Insurance Portfolios - International Core Equity ( WRI2P )		3,198,026	2,009,219
Variable Insurance Portfolios - Limited-Term Bond ( WRLTBP )		1,536,876	863,468
Variable Insurance Portfolios - Micro Cap Growth ( WRMIC )		2,644,418	1,292,116
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		3,412,023	5,736,536
Variable Insurance Portfolios - Money Market ( WRMMP )		21,174,778	19,965,769
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		7,097,343	7,586,135
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		13,573,154	9,147,416
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		65,223,228	32,913,480
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		64,930,253	36,392,639
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		20,429,776	16,740,933
Variable Insurance Portfolios - Real Estate Securities ( WRRESP )		2,386,422	1,804,440
Variable Insurance Portfolios - Science and Technology ( WRSTP )		8,528,890	5,357,558
Variable Insurance Portfolios - Small Cap Growth ( WRSCP )		3,685,642	2,057,269
Variable Insurance Portfolios - Small Cap Value ( WRSCV )		1,934,350	1,658,370
Variable Insurance Portfolios - Value ( WRVP )		5,951,837	5,266,059

	Total	$413,021,820	$243,237,023

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	1.25% to 2.60%	292,218	$12.40 to $ 11.16	$3,471,588	1.57%	3.67% to 2.26%
2013	1.25% to 2.60%	359,927	11.96 to 10.91	4,129,773	1.67%	25.66% to 23.94%
2012	1.25% to 2.60%	353,358	9.52 to 8.81	3,244,981	1.54%	14.45% to 12.88%
2011	1.25% to 2.60%	377,969	8.32 to 7.80	3,050,878	1.81%	-5.13% to -6.42%
2010	1.25% to 2.60%	385,733	8.77 to 8.34	3,304,169	1.68%	13.20% to 11.65%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	1.25% to 2.40%	1,058,388	15.58 to 14.58	16,304,434	1.77%	3.28% to 2.08%
2013	1.25% to 2.20%	939,574	15.09 to 14.42	14,053,051	1.90%	12.01% to 10.93%
2012	1.25% to 2.20%	692,844	13.47 to 13.00	9,261,172	1.97%	8.02% to 6.97%
2011	1.25% to 2.20%	505,634	12.47 to 12.15	6,274,762	2.15%	-0.37% to -1.33%
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	1.25% to 2.15%	1,173,728	17.80 to 16.90	20,814,096	1.77%	3.90% to 2.95%
2013	1.25% to 2.15%	1,128,716	17.13 to 16.42	19,276,759	1.83%	18.00% to 16.93%
2012	1.25% to 2.15%	1,009,066	14.52 to 14.04	14,619,955	1.89%	10.84% to 9.83%
2011	1.25% to 2.15%	819,775	13.10 to 12.78	10,721,909	2.16%	-2.17% to -3.06%
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	1.25% to 2.00%	803,886	11.93 to 11.25	9,532,993	1.88%	2.59% to 1.81%
2013	1.25% to 2.00%	765,318	11.63 to 11.05	8,855,649	1.89%	3.52% to 2.74%
2012	1.25% to 2.10%	660,619	11.23 to 10.70	7,382,543	1.85%	3.86% to 2.96%
2011	1.25% to 2.10%	596,408	10.81 to 10.39	6,415,109	2.39%	1.65% to 0.77%
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.25% to 2.35%	3,293,406	12.66 to 11.62	41,273,932	1.67%	3.87% to 2.71%
2013	1.25% to 2.45%	3,562,899	12.19 to 11.23	42,919,585	1.68%	15.17% to 13.77%
2012	1.25% to 2.45%	3,713,283	10.58 to 9.87	38,900,335	1.66%	9.42% to 8.09%
2011	1.25% to 2.45%	3,922,763	9.67 to 9.13	37,608,280	2.13%	-1.29% to -2.48%
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	1.25% to 2.45%	4,486,805	12.57 to 11.44	55,916,314	1.66%	3.65% to 2.39%
2013	1.25% to 2.45%	4,893,842	12.12 to 11.17	58,776,384	1.67%	20.85% to 19.38%
2012	1.25% to 2.45%	5,261,702	10.03 to 9.36	52,372,238	1.63%	12.33% to 10.97%
2011	1.25% to 2.45%	5,698,777	8.93 to 8.44	50,565,308	2.01%	-3.35% to -4.52%
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	1.25% to 2.50%	1,597,884	12.48 to 11.32	19,711,967	1.87%	3.43% to 2.12%
2013	1.25% to 2.50%	1,468,914	12.07 to 11.09	17,568,334	1.75%	9.11% to 7.73%
2012	1.25% to 2.50%	1,450,762	11.06 to 10.29	15,895,422	1.74%	6.69% to 5.33%
2011	1.25% to 2.50%	1,479,409	10.37 to 9.77	15,191,490	2.29%	0.79% to -0.48%
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	1.25% to 2.40%	2,068,500	10.80 to 10.59	22,306,867	1.92%	0.46% to -0.71%
2013	1.25% to 1.45%	539,397	10.75 to 10.74	5,796,426	2.53%	7.53% to 7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	1.30% to 2.40%	513,067	10.78 to 10.58	5,520,393	2.38%	1.12% to 0.00%
2013	1.30% to 2.15%	112,297	10.66 to 10.60	1,196,578	3.04%	6.61% to 5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	1.30% to 2.05%	209,113	11.07 to 10.96	2,305,722	1.93%	2.56% to 1.78%
2013	1.30% to 1.70%	56,681	10.80 to 10.78	611,278	0.00%	7.96% to 7.80%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2014	1.25% to 1.95%	1,494,241	10.78 to 10.67	16,089,464	0.95%	1.77% to 1.05%
2013	1.30% to 1.70%	402,305	10.59 to 10.57	4,259,486	0.00%	5.90% to 5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	1.25% to 1.95%	6,428,156	10.98 to 10.87	70,482,364	0.99%	2.45% to 1.73%
2013	1.30% to 1.70%	1,453,290	10.72 to 10.70	15,568,312	0.00%	7.15% to 6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	1.25% to 2.60%	4,606,057	27.32 to 23.54	123,426,393	0.49%	-6.45% to -7.73%
2013	1.25% to 2.60%	5,377,334	29.20 to 25.51	153,942,213	1.29%	23.57% to 21.88%
2012	1.25% to 3.10%	6,015,892	23.63 to 20.00	139,473,864	1.15%	17.68% to 15.47%
2011	1.25% to 3.10%	6,728,233	20.08 to 17.32	132,707,453	1.04%	-8.36% to - 10.08%
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
Variable Insurance Portfolios - Balanced (WRBP)
2014	1.25% to 2.50%	1,899,205	19.77 to 17.22	37,134,598	0.94%	6.23% to 4.89%
2013	1.25% to 2.50%	1,983,954	18.61 to 16.42	36,453,506	1.43%	22.15% to 20.61%
2012	1.25% to 3.10%	1,982,498	15.23 to 12.89	29,861,465	1.50%	10.35% to 8.27%
2011	1.25% to 3.10%	1,990,544	13.81 to 11.91	27,171,664	1.50%	2.02% to 0.12%
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Bond (WRBDP)
2014	1.25% to 2.60%	3,397,417	$13.19 to $ 11.37	$43,974,857	3.79%	3.03% to 1.62%
2013	1.25% to 2.60%	3,687,661	12.81 to 11.18	46,382,804	3.56%	-3.31% to -4.64%
2012	1.25% to 3.10%	4,488,230	13.24 to 11.21	58,463,749	3.10%	4.45% to 2.49%
2011	1.25% to 3.10%	4,478,753	12.68 to 10.93	55,945,243	2.58%	5.97% to 3.99%
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	1.25% to 2.60%	2,872,725	23.79 to 20.50	67,341,996	0.49%	8.31% to 6.83%
2013	1.25% to 2.60%	3,081,130	21.97 to 19.19	66,623,510	0.54%	31.84% to 30.04%
2012	1.25% to 3.10%	3,208,634	16.66 to 14.10	52,631,535	0.59%	17.12% to 14.92%
2011	1.25% to 3.10%	3,514,770	14.23 to 12.27	49,228,864	0.36%	0.39% to -1.48%
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	1.25% to 2.60%	1,905,608	19.50 to 16.80	36,056,903	1.16%	8.47% to 6.98%
2013	1.25% to 2.60%	2,168,321	17.98 to 15.71	37,833,546	1.59%	27.99% to 26.24%
2012	1.25% to 2.60%	2,469,034	14.05 to 12.44	33,692,481	1.11%	11.76% to 10.23%
2011	1.25% to 2.75%	2,922,109	12.57 to 11.15	35,735,406	1.05%	-5.88% to -7.31%
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
Variable Insurance Portfolios - Energy (WRENG)
2014	1.25% to 2.50%	861,021	12.28 to 11.00	10,341,889	0.00%	-11.68% to -12.80%
2013	1.25% to 2.50%	758,186	13.91 to 12.61	10,373,669	0.00%	26.16% to 24.56%
2012	1.25% to 2.50%	757,564	11.02 to 10.13	8,236,808	0.00%	0.11% to -1.17%
2011	1.25% to 2.60%	870,520	11.01 to 10.19	9,461,034	0.00%	-10.21% to -11.44%
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	1.25% to 2.05%	537,675	10.30 to 10.00	5,494,783	2.39%	-1.07% to -1.87%
2013	1.25% to 2.05%	416,943	10.41 to 10.19	4,315,292	0.00%	0.47% to -0.34%
2012	1.25% to 2.05%	224,617	10.36 to 10.22	2,319,996	3.90%	5.08% to 4.22%
2011	1.25% to 1.85%	91,516	9.86 to 9.82	901,121	2.97%	-1.40% to -1.80%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	1.25% to 2.50%	1,370,403	11.59 to 10.26	15,569,664	0.00%	-14.12% to -15.21%
2013	1.25% to 2.60%	1,464,541	13.50 to 11.99	19,409,219	0.00%	6.45% to 5.00%
2012	1.25% to 2.70%	1,579,702	12.68 to 11.33	19,701,085	0.00%	0.61% to -0.87%
2011	1.25% to 2.70%	1,670,677	12.60 to 11.43	20,754,800	0.00%	-22.43% to -23.56%
2010	1.25% to 2.70%	1,767,719	16.25 to 14.96	28,359,202	0.00%	15.60% to 13.91%
Variable Insurance Portfolios - Growth (WRGP)
2014	1.25% to 2.50%	2,679,747	20.54 to 17.90	54,481,411	0.41%	10.41% to 9.02%
2013	1.25% to 2.60%	3,084,493	18.61 to 16.25	56,608,873	0.43%	34.75% to 32.91%
2012	1.25% to 3.10%	3,594,195	13.81 to 11.68	48,918,652	0.06%	11.33% to 9.24%
2011	1.25% to 3.10%	4,126,607	12.40 to 10.69	50,482,763	0.40%	0.85% to -1.04%
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
Variable Insurance Portfolios - High Income (WRHIP)
2014	1.25% to 2.50%	2,433,200	20.63 to 17.97	49,955,211	4.82%	0.63% to -0.64%
2013	1.25% to 2.60%	2,383,790	20.50 to 17.91	48,871,027	4.80%	9.12% to 7.63%
2012	1.25% to 2.60%	2,418,971	18.79 to 16.64	45,602,009	6.30%	17.15% to 15.55%
2011	1.25% to 2.60%	2,212,335	16.04 to 14.40	35,705,820	7.10%	3.95% to 2.53%
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
Variable Insurance Portfolios - International Growth (WRIP)
2014	1.25% to 2.40%	863,081	18.04 to 15.89	15,670,559	2.12%	-0.31% to -1.47%
2013	1.25% to 2.60%	923,990	18.09 to 15.80	16,885,242	0.91%	17.74% to 16.13%
2012	1.25% to 2.60%	971,481	15.37 to 13.61	15,144,692	1.98%	16.57% to 14.98%
2011	1.25% to 2.60%	1,050,472	13.18 to 11.83	14,086,777	0.41%	-8.48% to -9.73%
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	1.25% to 2.40%	888,370	17.69 to 15.58	15,580,236	2.50%	0.18% to -0.99%
2013	1.25% to 2.15%	899,787	17.66 to 16.14	15,792,677	1.64%	23.35% to 22.23%
2012	1.25% to 2.50%	926,244	14.32 to 12.79	13,210,173	2.32%	11.91% to 10.49%
2011	1.25% to 2.60%	1,008,924	12.79 to 11.49	12,907,859	1.56%	-14.96% to -16.12%
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	1.25% to 2.15%	475,512	10.13 to 9.79	4,774,230	0.55%	-0.29% to -1.20%
2013	1.25% to 2.15%	405,057	10.16 to 9.91	4,089,786	0.00%	-1.78% to -2.68%
2012	1.25% to 2.35%	276,691	10.34 to 10.15	2,850,484	3.73%	2.08% to 0.94%
2011	1.25% to 2.00%	143,487	10.13 to 10.08	1,450,827	2.19%	1.30% to 0.78%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	1.25% to 2.50%	465,081	21.97 to 19.14	9,967,518	0.00%	-2.97% to -4.20%
2013	1.25% to 2.50%	453,346	22.65 to 19.98	10,095,361	0.00%	55.32% to 53.36%
2012	1.25% to 2.50%	411,526	14.58 to 13.03	5,909,332	0.00%	10.44% to 9.04%
2011	1.25% to 2.50%	441,955	13.20 to 11.95	5,763,772	0.00%	-8.17% to -9.33%
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	1.25% to 2.60%	1,330,649	$24.11 to $ 21.13	$31,122,712	0.00%	6.52% to 5.06%
2013	1.25% to 2.60%	1,506,303	22.63 to 20.11	33,099,720	0.00%	28.31% to 26.56%
2012	1.25% to 2.60%	1,627,281	17.64 to 15.89	27,860,724	0.00%	12.14% to 10.60%
2011	1.25% to 2.60%	1,832,225	15.73 to 14.37	28,017,146	0.01%	-1.80% to -3.14%
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
Variable Insurance Portfolios - Money Market (WRMMP)
2014	1.25% to 2.50%	2,500,744	10.14 to 8.81	24,878,936	0.02%	-1.23% to -2.48%
2013	1.25% to 2.50%	2,358,014	10.27 to 9.04	23,906,741	0.02%	-1.23% to -2.48%
2012	1.25% to 2.50%	2,368,344	10.39 to 9.27	24,272,395	0.02%	-1.23% to -2.49%
2011	1.25% to 2.50%	2,545,888	10.52 to 9.50	26,365,826	0.02%	-1.23% to -2.47%
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	1.25% to 2.40%	4,511,626	14.28 to 13.18	63,753,331	0.85%	3.55% to 2.34%
2013	1.25% to 2.35%	4,859,884	13.79 to 12.91	66,465,597	1.28%	25.54% to 24.14%
2012	1.25% to 2.35%	5,198,221	10.98 to 10.40	56,695,323	0.92%	10.78% to 9.54%
2011	1.25% to 2.35%	5,585,638	9.91 to 9.50	55,090,208	1.23%	-5.35% to -6.40%
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	1.25% to 2.50%	6,313,031	12.91 to 11.83	80,719,343	1.06%	2.10% to 0.81%
2013	1.25% to 2.50%	6,330,533	12.64 to 11.74	79,224,413	1.37%	13.31% to 11.88%
2012	1.25% to 2.50%	6,201,513	11.16 to 10.49	68,621,900	0.88%	5.61% to 4.27%
2011	1.25% to 2.50%	5,382,968	10.56 to 10.06	56,530,011	1.17%	-0.51% to -1.76%
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	1.25% to 2.50%	49,218,518	13.47 to 12.34	658,278,185	1.04%	2.93% to 1.63%
2013	1.25% to 2.50%	50,130,007	13.08 to 12.15	652,211,567	1.14%	19.32% to 17.81%
2012	1.25% to 2.50%	47,968,505	10.96 to 10.31	523,721,202	0.94%	8.16% to 6.79%
2011	1.25% to 2.75%	42,622,600	10.14 to 9.56	430,800,828	1.03%	-2.69% to -4.16%
2010	0.40% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	9.82%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	1.25% to 2.50%	54,584,907	14.17 to 12.99	769,558,211	1.03%	3.31% to 2.00%
2013	1.25% to 2.50%	56,229,706	13.71 to 12.73	767,868,896	1.18%	22.27% to 20.72%
2012	1.25% to 2.50%	56,787,403	11.22 to 10.55	634,738,345	0.78%	9.43% to 8.04%
2011	1.25% to 2.50%	53,697,460	10.25 to 9.76	548,880,934	0.79%	-4.23% to -5.44%
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	1.25% to 2.50%	15,276,494	13.39 to 12.28	202,850,405	0.98%	2.58% to 1.28%
2013	1.25% to 2.50%	15,930,806	13.06 to 12.12	206,451,812	1.30%	16.24% to 14.77%
2012	1.25% to 2.50%	15,423,228	11.23 to 10.56	172,102,184	0.91%	7.05% to 5.69%
2011	1.25% to 3.00%	13,577,068	10.49 to 9.80	141,712,975	1.08%	-1.25% to -2.99%
2010	1.25% to 2.50%	10,120,254	10.63 to 10.25	107,068,837	0.87%	9.58% to 8.20%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	1.25% to 2.40%	668,668	21.84 to 19.34	14,276,176	1.00%	28.54% to 27.05%
2013	1.25% to 2.60%	671,367	16.99 to 14.93	11,185,673	1.13%	-0.13% to -1.50%
2012	1.25% to 2.60%	680,509	17.02 to 15.16	11,370,360	0.72%	16.24% to 14.65%
2011	1.25% to 2.60%	716,676	14.64 to 13.22	10,330,210	0.76%	3.70% to 2.28%
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	1.25% to 2.50%	1,715,048	30.98 to 26.99	53,526,419	0.00%	1.62% to 0.34%
2013	1.25% to 2.60%	1,717,644	30.49 to 26.63	53,106,512	0.00%	54.43% to 52.32%
2012	1.25% to 2.70%	1,716,486	19.74 to 17.32	34,551,617	0.00%	26.23% to 24.37%
2011	1.25% to 2.70%	1,852,622	15.64 to 13.93	29,614,848	0.00%	-6.94% to -8.31%
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	1.25% to 2.50%	1,005,488	18.34 to 15.98	18,709,729	0.00%	0.32% to -0.95%
2013	1.25% to 2.60%	1,017,289	18.28 to 15.97	19,030,333	0.00%	41.57% to 39.64%
2012	1.25% to 2.60%	975,111	12.92 to 11.44	12,951,783	0.00%	3.85% to 2.42%
2011	1.25% to 2.60%	975,520	12.44 to 11.17	12,556,018	0.00%	-11.72% to -12.92%
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	1.25% to 2.40%	487,151	19.82 to 17.46	9,551,118	0.09%	5.71% to 4.48%
2013	1.25% to 2.35%	545,239	18.75 to 16.80	10,135,455	0.84%	31.86% to 30.39%
2012	1.25% to 2.45%	607,458	14.22 to 12.76	8,585,033	0.46%	17.15% to 15.72%
2011	1.25% to 2.60%	712,246	12.14 to 10.90	8,605,276	0.49%	-13.88% to -15.05%
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2014	1.25% to 2.50%	1,445,787	$19.48 to $ 16.97	$28,164,399	1.09%	9.56% to 8.17%
2013	1.25% to 2.50%	1,623,037	17.78 to 15.69	28,715,917	0.80%	33.65% to 31.96%
2012	1.25% to 3.10%	1,813,048	13.30 to 11.26	23,976,704	1.35%	17.39% to 15.19%
2011	1.25% to 3.10%	2,193,567	11.33 to 9.77	24,640,900	0.75%	-8.47% to -10.19%
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%

2014	Reserves for annuity contracts in payout phase:			6,312,615
2014	Contract owners equity:			$2,735,201,961
2013	Reserves for annuity contracts in payout phase:			6,312,292
2013	Contract owners equity:			$2,678,403,268
2012	Reserves for annuity contracts in payout phase:			5,652,372
2012	Contract owners equity:			$2,222,792,913
2011	Reserves for annuity contracts in payout phase:			5,553,679
2011	Contract owners equity:			$1,960,829,998
2010	Reserves for annuity contracts in payout phase:			6,412,735
2010	Contract owners equity:			$1,659,213,789

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.